Property and equipment, net - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, net	€ 8,810	€ 8,210
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, adjustment		1,000
Accumulated depreciation, adjustment		600
Property and equipment, net	€ 4,600	€ 4,200